Commitments and contingencies - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) $ in Thousands	Sep. 30, 2016 USD ($)
Leases [Abstract]
Remainder of 2016	$ 211,692
2017	795,932
2018	791,699
2019	764,032
2020	721,629
Thereafter	2,108,386
Future minimum revenues receivable	$ 5,393,370